EMPLOYEE BENEFITS (Details 16) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
General mortality table	Millennium Plan: AT-2012 segregated by gender Plans 35% : AT-2000 Male, aggravated by 15% Supplementation: AT-2000 segregated by gender, aggravated by 10% Mauá Prev: AT-2000 segregated by gender	Millennium Plan: AT-2012 segregated by gender Plans 35% : AT-2000 Male, aggravated by 15% Supplementation: AT-2000 segregated by gender, aggravated by 10%
Actuarial assumption of expected rates of inflation	5.31%	5.03%
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Actuarial assumption of discount rates	6.10%	10.55%
Actuarial assumption of expected rates of inflation	5.31%	5.03%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0,5% - 3,00% real a.a.
Actuarial assumption of medical cost trend rates	4.10%	4.10%
Average medical cost	1,084.14	1,011.42